INTANGIBLE ASSETS (Details 1)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Average useful lives	10 years	9 years
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Average useful lives	13 years	13 years